Employee benefit expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefit expenses
Wages and salaries (including bonuses)	£ (316,341,000)	£ (288,451,000)	£ (338,503,000)
Social security costs	(41,435,000)	(35,057,000)	(40,881,000)
Share-based payments (Note 28)	(1,969,000)	(3,386,000)	(1,026,000)
Pension costs - defined contribution schemes (Note 29.2)	(4,974,000)	(4,480,000)	(3,731,000)
Employee benefit expenses excluding termination benefits	(364,719,000)	(331,374,000)	(384,141,000)
Termination benefits recognised in exceptional items	(12,334,000)		(23,827,000)
Total employee benefit expenses	£ (377,053,000)	£ (331,374,000)	£ (407,968,000)